Income Taxes - Major Categories of Net Deferred Income Tax Assets (Detail) - CAD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Long-term:
Deferred income tax assets	$ 1,018	$ 987
Deferred income tax liabilities	(58)	(71)
Net deferred income tax assets	$ 960	$ 916